Deposits and Other Demand Liabilities and Time Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Schedule of Deposits and Other Demand Liabilities
a)	As of December 31, 2020 and 2019, deposits and other demand liabilities are as follow:

	As of December 31,
	2020	2019
	MCh$	MCh$
Checking accounts	4,038,467	2,882,535
Other deposits and demand accounts	1,852,355	1,698,439
Advance payments received from customers	40,032	45,902
Other demand liabilities	266,552	246,572
Totals	6,197,406	4,873,448

Schedule of Time Deposits and Other Time Liabilities
a)	As of December 31, 2020 and 2019, time deposits and other time liabilities are as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Time deposits	11,413,370	11,599,943
Time savings accounts	19,467	20,016
Other time liabilities	227	228
Totals	11,433,064	11,620,187